Disposal groups classified as held for sale (Tables)	6 Months Ended
Jun. 30, 2025
Disposal groups classified as held for sale
Schedule of assets and liabilities of disposal groups classified as held for sale

Assets and liabilities of disposal groups classified as held for sale in € thousands (K)

	June 30, 2025	December 31, 2024
Cash and cash equivalents	5,057	5,141
Trade accounts and other receivables from unrelated parties	27,836	27,085
Property, plant and equipment	16,562	16,346
Right-of-use assets	7,345	5,915
Goodwill(1)	84,814	92,557
Other	12,046	13,969
Assets held for sale	153,660	161,013

Accounts payable to unrelated parties	1,648	1,628
Lease liabilities	6,514	6,097
Provisions and other liabilities	20,188	19,786
Liabilities directly associated with assets held for sale	28,350	27,511
(1)Goodwill was allocated to the disposal groups on a relative fair value basis.